UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

-----------------------------------------------------------

Investment Company Act File number 811-09134

-----------------------------------------------------------

MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

-----------------------------------------------------------

AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

-----------------------------------------------------------

Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 97.53%

Beverages - 3.20%
1,995	PepsiCo, Inc.	$ 185,715

Cogeneration Services & Small Power Producers - 1.27%
5,190	The AES Corp.	73,594

Computer & Office Equipment - 2.88%
881	International Business Machine Corp.	167,240

Computer Storage Devices - 4.48%
2,652	SanDisk Corp.	259,763

Converted Paper & Paperboard Products (No Containers/boxes) - 2.59%
3,365	Avery Dennison Corp.	150,247

Crude Petroleum & Natural Gas - 2.08%
1,257	Occidental Petroleum Corp.	120,861

Electrical Work - 3.29%
5,256	Quanta Services, Inc. *	190,740

Electronic Connectors - 5.21%
3,028	Amphenol Corp. Class-A	302,376

Fire, Marine & Casualty Insurance - 3.04%
1,938	Chubb Corp.	176,513

Hospital & Medical Service Plans - 2.43%
1,177	WellPoint, Inc.	140,793

Instruments For Measuring & Testing of Electricity - 2.35%
2,387	Agilent Technologies, Inc.	136,011

Investment Advice - 2.22%
2,355	Franklin Resources, Inc.	128,607

Life Insurance - 3.21%
3,461	MetLife, Inc.	185,925

Motor Vehicle Parts & Accessories - 2.58%
2,845	Borgwarner, Inc.	149,675

National Commercial Banks - 5.83%
2,547	JP Morgan Chase & Co.	153,431
2,155	PNC Financial Services Group, Inc.	184,425
		337,856
Oil & Gas Field Machinery & Equipment - 5.07%
2,857	Baker-Hughes, Inc.	185,876
1,418	National Oilwell Varco, Inc.	107,910
		293,786
Perfumes, Cosmetics & Other Toilet Preparations - 3.78%
3,365	Colgate Palmolive Co.	219,465

Personal Credit Institutions - 3.36%
3,029	Discover Financial Services	195,037

Petroleum Refining - 3.05%
3,821	Valero Energy Corp.	176,798

Pharmaceutical Preparations - 3.17%
763	Actavis, Inc. *	184,097

Public Building & Related Furniture - 6.90%
2,668	BE Aerospace, Inc. *	223,952
4,006	Johnson Controls, Inc.	176,264
		400,216
Railroads, Line-Haul Operating - 4.01%
2,083	Norfolk Southern Corp.	232,463

Semiconductors & Related Devices - 2.03%
5,456	Applied Materials, Inc.	117,904

Services-Miscellaneous Amusement & Recreation - 4.97%
3,236	Walt Disney Co.	288,101

Services-Prepackaged Software - 3.25%
4,070	Microsoft Corp.	188,685

Special Industry Miachinery (No Metalworking Machinery) - 3.02%
2,672	Pentair Ltd. (Switzerland)	174,989

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.04%
1,109	Nucor Corp.	60,197

Telephone Communications (No Radio Telephone) - 1.91%
3,140	AT&T, Inc.	110,654

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 5.31%
3,982	AmerisourceBergen Corp.	307,809

TOTAL FOR COMMON STOCKS (Cost $3,462,686) - 97.53%		$ 5,656,117

SHORT TERM INVESTMENTS - 2.50%
145,194	First American Government Obligation Fund Class Y 0.01% ** (Cost $145,194)	145,194

TOTAL INVESTMENTS (Cost $3,607,880) - 100.04%		$ 5,801,311

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(2,227)

NET ASSETS - 100.00%		$ 5,799,084

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,607,880 amounted to $2,193,431, which consisted of aggregate gross unrealized appreciation of $2,226,021 and aggregate gross unrealized depreciation of $32,590.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,656,117	$0	$0	$5,656,117
Cash Equivalents	$145,194	$0	$0	$145,194
Total	$5,801,311	$0	$0	$5,801,311

	Manor Growth Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 93.01%

Air Transportation, Scheduled - 4.49%
9,195	Southwest Airlines Co.	$ 310,515

Beverages - 5.02%
3,977	Constellation Brands, Inc. Class-A *	346,635

Biological Products (No Diagnostic Substances) - 5.18%
3,361	Gilead Sciences, Inc. *	357,778

Communications Services, NEC - 4.22%
3,373	DIRECTV Group, Inc. Class-A *	291,832

Crude Petroleum & Natural Gas - 1.09%
2,148	Southwestern Energy Co. *	75,073

Electronic Computers - 4.59%
3,146	Apple, Inc.	316,960

Fire, Marine & Casualty Insurance - 3.27%
2,157	Ace Ltd. (Switzerland)	226,205

Household Audio & Video Equipment - 2.88%
2,029	Harman International Industries, Inc.	198,923

Investment Advice - 3.01%
1,038	Affiliated Managers Group, Inc. *	207,974

Iron & Steel Foundries - 4.02%
1,173	Precision Castparts Corp.	277,860

Leather & Leather Products - 2.45%
2,368	Michael Kors Holdings, Ltd. (China) *	169,052

Measuring & Controlling Devices - 6.85%
2,579	Thermo Fisher Scientific, Inc.	313,864
5,231	Trimble Navigation Ltd. *	159,546
		473,410
Oil & Gas Field Services - 1.83%
1,244	Schlumberger Ltd.	126,502

Optical Instruments & Lenses - 2.58%
2,265	KLA Tencor Corp.	178,437

Petroleum Refining - 2.67%
1,955	Hess Corp.	184,396

Pharmaceutical Preparations - 5.77%
1,896	Abbott Laboratories	78,855
1,896	AbbVie, Inc.	109,513
2,220	Celgene Corp.	210,411
		398,779
Retail-Drug Stores & Proprietary Stores - 5.70%
2,930	Express Scripts, Inc. Class-C *	206,946
3,155	Walgreen Co.	186,997
		393,943
Retail-Variety Stores - 2.49%
3,065	Dollar Tree, Inc. *	171,855

Semiconductors & Related Devices - 4.61%
3,411	Texas Instruments, Inc.	162,670
3,685	Xilinx, Inc.	156,060
		318,730
Services-Business Services - 2.55%
2,382	MasterCard, Inc.	176,077

Services-Computer Programming, Data Processing, Etc. - 3.71%
220	Google, Inc. Class-C *	127,019
220	Google, Inc. Class-A *	129,450
		256,469
Services-Help Supply Services - 3.06%
4,310	Robert Half International, Inc.	211,190

Services-Prepackaged Software - 5.03%
3,056	Microsoft Corp.	141,676
5,379	Oracle Corp.	205,908
		347,584
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.03%
2,984	Church & Dwight Co., Inc.	209,357

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 2.94%
7,640	LKQ Corp. *	203,148

TOTAL FOR COMMON STOCKS (Cost $3,609,514) - 93.01%		$ 6,428,684

SHORT TERM INVESTMENTS - 7.07%
488,987	First American Government Obligation Fund Class Y 0.01% ** (Cost $488,987)	488,987

TOTAL INVESTMENTS (Cost $4,098,501) - 100.09%		6,917,671

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)		(6,133)

NET ASSETS - 100.00%		$ 6,911,538

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,098,501 amounted to $2,819,170, which consisted of aggregate gross unrealized appreciation of $2,898,095 and aggregate gross unrealized depreciation of $78,925.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,428,684	$0	$0	$6,428,684
Cash Equivalents	$488,987	$0	$0	$488,987
Total	$6,917,671	$0	$0	$6,917,671

	Manor Bond Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

US TREASURY NOTES - 97.34%
125,000	US Treasury Note 1.000% Due 11/30/2019	$ 119,766
125,000	US Treasury Note 0.375% Due 11/15/2015	125,254
150,000	US Treasury Note 0.500% Due 06/15/2016	150,141
200,000	US Treasury Note 0.625% Due 05/31/2017	198,266
100,000	US Treasury Note 1.000% Due 03/31/2017	100,305
300,000	US Treasury Note 1.250% Due 10/31/2015	303,492
250,000	US Treasury Note 1.375% Due 11/30/2018	247,890

TOTAL FOR US TREASURY NOTES (Cost $1,237,077) - 97.34%		$ 1,245,114

SHORT TERM INVESTMENTS - 2.43%
31,118	First American Treasury Obligation Class Y 0.01% * (Cost $31,118)	31,118

TOTAL INVESTMENTS (Cost $1,536,730) - 99.78%		1,276,232

OTHER ASSETS LESS LIABILITIES - 0.22%		2,867

NET ASSETS - 100.00%		$ 1,279,099

* Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,237,077 amounted to $8,036, which consisted of aggregate gross unrealized appreciation of
$14,529 and aggregate gross unrealized depreciation of $6,493.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$1,245,114	$0	$0	$1,245,114
Cash Equivalents	$31,118	$0	$0	$31,118
Total	$1,276,232	$0	$0	$1,276,232

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

--------------------

Daniel A. Morris

President

November 21, 2014

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

--------------------

Daniel A. Morris

President

November 21, 2014